STOCK-BASED COMPENSATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock-based compensation charged to Condensed Consolidated Statement of Income:
Allocated Share-based Compensation Expense	$ 126,849	$ 258,878
Direct operating costs [Member]
Stock-based compensation charged to Condensed Consolidated Statement of Income:
Allocated Share-based Compensation Expense	4,640	5,090
General and Administrative [Member]
Stock-based compensation charged to Condensed Consolidated Statement of Income:
Allocated Share-based Compensation Expense	120,996	$ 253,788
Research and Development Expense [Member]
Stock-based compensation charged to Condensed Consolidated Statement of Income:
Allocated Share-based Compensation Expense	$ 1,213